Royalty, Stream and Other Interests - Blyvoor Gold Stream (Details) - Blyvoor Gold Stream	Dec. 31, 2020 USD ($) oz
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, production milestone	300,000
Gold stream, percentage	10.00%
Gold stream production, price per ounce | $	$ 572
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, production milestone	10,320,000
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, production milestone	300,000
Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, production milestone	160,000
Gold stream, percentage	5.00%
Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, production milestone	100,000
Gold stream, percentage	0.50%